Future Operations and Going Concern	6 Months Ended
Jun. 30, 2026
Future Operations and Going Concern [Abstract]
Future operations and going concern

Note 2. Future operations and going concern

The Group experienced a loss from operations during the reporting period. The accompanying condensed consolidated financial statements have been prepared assuming that the Group will continue as a going concern.

The Group incurred an operating loss of USD 40.9 million for the six months ended June 30, 2026, and had positive working capital of USD 476.6 million as of June 30, 2026. Based on the Group’s cash projections through September 30, 2027, management believes that the Group has sufficient liquidity to fund its operations and financial commitments. Historically, the Group has used equity financing, together with operating cash flows, to fund its cash requirements. Any additional equity financing may be dilutive to shareholders.

Based on the foregoing, management believes that preparation of these condensed consolidated financial statements on a going-concern basis is appropriate.